Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	$ (606,632)	$ (655,479)	$ (681,909)	$ (784,931)
Effects of profit and loss	50,163	78,697	62,273
Other comprehensive income	(1,313)	(52,267)	40,749
Trade accounts receivable [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,204)	(881)	(1,169)	(820)
Effects of profit and loss	4,818	(3,525)
Other comprehensive income	(5,141)	3,813	(349)
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(27,644)	(75,262)	(76,881)	(96,496)
Effects of profit and loss	23,925	32,937	(74,659)
Other comprehensive income	23,693	(31,318)	94,274
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,702)	(1,731)	(1,712)	(1,905)
Effects of profit and loss	102	107	97
Other comprehensive income	(73)	(126)	96
Airport concessions [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(618,567)	(590,401)	(615,751)	(700,168)
Effects of profit and loss	48,921	51,834	46,461
Other comprehensive income	(77,087)	(26,484)	37,956
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	42,488	12,796	13,604	$ 14,458
Effects of profit and loss	(27,603)	(2,656)	90,374
Other comprehensive income	$ 57,295	$ 1,848	$ (91,228)